PROMISSORY NOTE - RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CIK000178115 Alussa Energy Acquisition Corp
PROMISSORY NOTE - RELATED PARTY

NOTE 5. PROMISSORY NOTE — RELATED PARTY

On February 9, 2021, the Company issued an unsecured promissory note to the Sponsor pursuant to the working capital loans agreement as described in Note 6, by which the Company may borrow up to $1,500,000 in the aggregate. The note is non-interest bearing and payable on the earlier to occur of (i) the completion of an initial Business Combination or (ii) liquidation. During the three months ended March 31, 2021, the Sponsor made a $550,000 advance to the Company to assist with operation expenses. On April 6, 2021, the Company borrowed $1,500,000 under the loan note, net of the $550,000 advance. On April 30, 2021, the Sponsor elected to convert the loan note into 1,500,000 warrants that are identical to the Private Placement Warrants.

NOTE 5. PROMISSORY NOTE — RELATED PARTY

On June 14, 2019, the Company issued an unsecured promissory note to the Sponsor pursuant to which the Company may borrow up to $300,000 in the aggregate. During 2019, the Company borrowed $198,959 under the promissory note. The note was non-interest bearing and payable on the earlier to occur of (i) December 31, 2019 or (ii) the consummation of the Initial Public Offering. The borrowings outstanding under the Promissory Note of $198,959 were repaid on December 2, 2019.